Quarterly Holdings Report
for
Fidelity Freedom® Blend 2035 Fund
December 31, 2022
FBF-Y35-NPRT3-0323
1.9892472.104
U.S. Treasury Obligations - 0.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 3.29% to 4.39% 1/5/23 to 3/30/23 (b) (Cost $2,508,961)	2,520,000	2,509,618

Domestic Equity Funds - 40.6%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (c)	14,571,435	145,422,925
Fidelity Series Commodity Strategy Fund (c)	116,044	12,224,121
Fidelity Series Large Cap Growth Index Fund (c)	6,776,993	91,692,710
Fidelity Series Large Cap Stock Fund (c)	6,147,094	101,611,465
Fidelity Series Large Cap Value Index Fund (c)	13,731,205	189,353,314
Fidelity Series Small Cap Opportunities Fund (c)	3,977,719	46,419,978
Fidelity Series Small Capital Core Fund (c)	33,037	323,429
Fidelity Series Value Discovery Fund (c)	4,740,138	69,964,442
TOTAL DOMESTIC EQUITY FUNDS (Cost $687,158,580)		657,012,384

International Equity Funds - 35.7%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	3,093,417	40,616,559
Fidelity Series Emerging Markets Fund (c)	2,586,837	20,022,116
Fidelity Series Emerging Markets Opportunities Fund (c)	11,541,012	180,270,606
Fidelity Series International Growth Fund (c)	6,329,054	90,252,308
Fidelity Series International Index Fund (c)	3,670,344	37,621,024
Fidelity Series International Small Cap Fund (c)	1,882,783	27,940,501
Fidelity Series International Value Fund (c)	8,969,496	89,964,045
Fidelity Series Overseas Fund (c)	8,290,763	90,037,685
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $631,418,690)		576,724,844

Bond Funds - 22.6%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	195,238	1,503,336
Fidelity Series Corporate Bond Fund (c)	4,577,986	40,789,855
Fidelity Series Emerging Markets Debt Fund (c)	1,160,744	8,519,859
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	323,876	2,814,483
Fidelity Series Floating Rate High Income Fund (c)	181,481	1,593,402
Fidelity Series Government Bond Index Fund (c)	6,600,378	60,195,447
Fidelity Series High Income Fund (c)	1,049,008	8,455,006
Fidelity Series International Developed Markets Bond Index Fund (c)	4,833,064	40,646,072
Fidelity Series Investment Grade Bond Fund (c)	6,280,765	61,865,536
Fidelity Series Investment Grade Securitized Fund (c)	4,866,690	43,216,211
Fidelity Series Long-Term Treasury Bond Index Fund (c)	15,748,271	92,284,870
Fidelity Series Real Estate Income Fund (c)	352,343	3,326,115
TOTAL BOND FUNDS (Cost $430,424,559)		365,210,192

Short-Term Funds - 0.9%
	Shares	Value ($)
Fidelity Cash Central Fund 4.37% (d)	2,866,088	2,866,661
Fidelity Series Government Money Market Fund 4.35% (c)(e)	3,434,217	3,434,217
Fidelity Series Short-Term Credit Fund (c)	7,198	68,745
Fidelity Series Treasury Bill Index Fund (c)	901,794	8,972,854
TOTAL SHORT-TERM FUNDS (Cost $15,345,747)		15,342,477

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $1,766,856,537)	1,616,799,515
NET OTHER ASSETS (LIABILITIES) - 0.0%	144,921
NET ASSETS - 100.0%	1,616,944,436

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	224	Mar 2023	25,154,500	(66,503)	(66,503)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	38	Mar 2023	4,101,328	(29,536)	(29,536)
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	72	Mar 2023	9,670,500	21,050	21,050

TOTAL PURCHASED					(74,989)

Sold

Equity Index Contracts
CME Micro E-mini S&P 500 Index Contracts (United States)	68	Mar 2023	13,127,400	366,653	366,653
MSCI EAFE Index Future (United States)	83	Mar 2023	8,090,010	130,366	130,366
MSCI Emerging Markets Index Future (United States)	112	Mar 2023	5,372,640	50,357	50,357

TOTAL SOLD					547,376

TOTAL FUTURES CONTRACTS					472,387
The notional amount of futures purchased as a percentage of Net Assets is 2.5%
The notional amount of futures sold as a percentage of Net Assets is 1.6%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,509,618.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.37%	847,166	19,911,647	17,892,152	30,050	-	-	2,866,661	0.0%
Total	847,166	19,911,647	17,892,152	30,050	-	-	2,866,661

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1,614,162	355,259	132,198	93,916	(7,871)	(326,016)	1,503,336
Fidelity Series Blue Chip Growth Fund	146,612,731	65,483,768	17,605,284	4,831,049	(6,474,484)	(42,593,806)	145,422,925
Fidelity Series Canada Fund	45,556,069	9,984,785	7,937,789	1,285,866	(284,554)	(6,701,952)	40,616,559
Fidelity Series Commodity Strategy Fund	24,016,541	17,679,811	15,100,303	12,627,677	(3,412,752)	(10,959,176)	12,224,121
Fidelity Series Corporate Bond Fund	39,112,203	13,312,181	7,042,156	972,779	(592,965)	(3,999,408)	40,789,855
Fidelity Series Emerging Markets Debt Fund	7,921,924	1,947,616	461,270	344,278	(79,022)	(809,389)	8,519,859
Fidelity Series Emerging Markets Debt Local Currency Fund	2,681,570	466,573	245,504	-	(37,840)	(50,316)	2,814,483
Fidelity Series Emerging Markets Fund	19,961,302	5,750,324	2,364,468	505,544	(670,799)	(2,654,243)	20,022,116
Fidelity Series Emerging Markets Opportunities Fund	183,807,703	47,823,129	23,916,135	4,329,245	(8,652,898)	(18,791,193)	180,270,606
Fidelity Series Floating Rate High Income Fund	1,619,932	442,433	397,694	75,695	(6,702)	(64,567)	1,593,402
Fidelity Series Government Bond Index Fund	54,786,316	19,951,312	9,717,374	732,628	(430,738)	(4,394,069)	60,195,447
Fidelity Series Government Money Market Fund 4.35%	-	4,708,161	1,273,944	16,804	-	-	3,434,217
Fidelity Series High Income Fund	9,773,253	1,870,489	2,110,642	414,902	(152,660)	(925,434)	8,455,006
Fidelity Series International Developed Markets Bond Index Fund	28,138,125	18,869,866	2,718,114	292,862	(304,142)	(3,339,663)	40,646,072
Fidelity Series International Growth Fund	91,187,663	22,052,436	10,530,266	3,078,060	(2,357,893)	(10,099,632)	90,252,308
Fidelity Series International Index Fund	38,681,887	8,394,519	5,708,292	987,745	(540,916)	(3,206,174)	37,621,024
Fidelity Series International Small Cap Fund	28,658,219	6,281,851	1,914,063	1,685,321	(565,819)	(4,519,687)	27,940,501
Fidelity Series International Value Fund	92,089,274	23,137,944	17,928,136	3,014,445	(1,222,921)	(6,112,116)	89,964,045
Fidelity Series Investment Grade Bond Fund	57,626,153	20,201,513	10,332,423	1,354,523	(685,778)	(4,943,929)	61,865,536
Fidelity Series Investment Grade Securitized Fund	40,328,249	13,735,034	7,372,286	703,356	(452,092)	(3,022,694)	43,216,211
Fidelity Series Large Cap Growth Index Fund	92,381,182	33,560,106	11,327,640	1,221,491	(989,988)	(21,930,950)	91,692,710
Fidelity Series Large Cap Stock Fund	103,071,235	30,079,400	18,276,309	6,337,861	(1,378,515)	(11,884,346)	101,611,465
Fidelity Series Large Cap Value Index Fund	197,303,568	40,488,396	28,704,983	6,807,046	(1,362,808)	(18,370,859)	189,353,314
Fidelity Series Long-Term Treasury Bond Index Fund	86,561,007	34,511,310	6,783,205	1,787,988	(1,321,587)	(20,682,655)	92,284,870
Fidelity Series Overseas Fund	91,684,093	20,485,632	9,716,943	1,621,024	(2,347,481)	(10,067,616)	90,037,685
Fidelity Series Real Estate Income Fund	5,806,825	1,718,983	3,327,737	376,518	(307,186)	(564,770)	3,326,115
Fidelity Series Short-Term Credit Fund	-	68,322	-	258	-	423	68,745
Fidelity Series Small Cap Opportunities Fund	49,590,392	10,604,543	6,847,267	2,281,673	(1,326,229)	(5,601,461)	46,419,978
Fidelity Series Small Capital Core Fund	-	323,429	-	-	-	-	323,429
Fidelity Series Treasury Bill Index Fund	-	10,300,033	1,322,163	54,701	(1,322)	(3,694)	8,972,854
Fidelity Series Value Discovery Fund	72,946,725	15,871,470	13,410,432	3,651,317	(619,104)	(4,824,217)	69,964,442
	1,613,518,303	500,460,628	244,525,020	61,486,572	(36,587,066)	(221,443,609)	1,611,423,236

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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